Product revenues, net (Tables)	6 Months Ended
Jun. 30, 2022
Revenue From Contracts With Customers [Abstract]
Disclosure Of Detailed Information About Sales Adjustments Explanatory	The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and six months ended June 30, 2022.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2022	2021	2022	2021
Beginning balance	4,126	—	2,590	—
GTN sales adjustments for current year sales	3,206	752	6,697	752
GTN sales adjustments for prior year sales	87	—	(105)	—
Credits, payments and reclassifications to Accounts payable	(3,955)	(22)	(5,718)	(22)
Ending balance as of June 30,	3,464	730	3,464	730

Disclosure Of Detailed Information About Sales Adjustment Included In the Balance Sheets
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of June 30, 2022 and December 31, 2021.

(in KUSD)	As of June 30, 2022	As of December 31, 2021
Accounts receivable, net	1,533	1,204
Other current liabilities	1,931	1,386
	3,464	2,590